Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,978,165)	$ (916,753)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation	1,348,245	246,612
Depreciation and amortization	7,391	7,255
(Increase) decrease in
Prepaid expenses	7,081	4,377
Other current assets	1,412
Increase (decrease) in
Accounts payable	(66,262)	(3,554)
Accrued liabilities	133,468	87,676
Credit card payable	159	(28,090)
Net cash used in operating activities	(546,671)	(602,477)
CASH FLOWS FROM INVESTING ACTIVITIES
Construction in progress	(2,832)
Net cash used in investing activities	(2,832)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from the issuance of stock and warrants	717,628	774,358
Payments on note payable	(2,075)	(1,935)
Net cash provided by financing activities	715,553	772,423
NET INCREASE IN CASH	166,050	169,946
CASH, BEGINNING OF PERIOD	129,318	325,472
CASH, END OF PERIOD	295,368	495,418
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	321	1,476
Income taxes
SUPPLEMENTAL DISCLOSURE OF NONCASH INFORMATION
Deferred offering costs in exchange for shares of common stock	$ 6,927,869